Restructuring of pharmaceutical services business	12 Months Ended
Mar. 31, 2020
Disclosure of Restructuring of pharmaceutical services business [Abstract]
Restructuring of pharmaceutical services business
40.
Restructuring of pharmaceutical services business

The Board of Directors of the Company, in their meeting held on March 27, 2020, had approved the plan for restructuring of the Company’s pharmaceutical services business that involves setting up a wholly owned subsidiary and transferring all the
tangible and intangible assets, contracts, permission, consents, rights, registrations, personnel and employees, other assets and liabilities on a slump sale basis (an Indian tax law concept which refers to the transfer of a business as a going concern without values being assigned to individual assets and liabilities) to the newly incorporated wholly owned subsidiary. As at March 31, 2020, the transfer of business had yet to be completed. Hence, the Company did not de-recognize any asset or liability associated with the transfer. However, an amount of Rs.1,264 representing the tax impact on likely capital gain that might arise upon completion of the transaction is recognized as deferred tax asset as the Company utilizes such capital gain against the capital losses carried forward .

As the transaction is between the Company and its subsidiaries, no further disclosures are made in this regard
.

The restructuring activity was completed in June 2020.